EQUITY ACCOUNTING METHOD INVESTMENT CONTINUITY (Tables)	6 Months Ended
Jun. 30, 2025
Interests in other entities [Abstract]
Schedules of equity accounting method investments

	Kibali	Jabal Sayid	Zaldívar	Porgera	Other	Total
At January 1, 2024	$2,119	$391	$874	$703	$46	$4,133
Investment in equity accounting method investment	—	—	—	7	—	7
Equity pick-up (loss) from equity investees	108	119	1	22	(2)	248
Funds invested	—	—	—	55	4	59
Dividends received from equity investees	(88)	(109)	—	—	(1)	(198)
Non-cash dividends received from equity investees	(124)	—	—	—	—	(124)
Equity earnings adjustment	—	—	—	(7)	—	(7)
Shareholder loan repayment	—	—	—	—	(6)	(6)
At December 31, 2024	$2,015	$401	$875	$780	$41	$4,112
Equity earnings adjustment	—	—	—	(1)	—	(1)
Equity pick-up from equity investees	33	61	1	50	—	145
Dividends received from equity investees	—	(73)	—	—	—	(73)
Shareholder loan repayment	—	—	—	(33)	(3)	(36)
At June 30, 2025	$2,048	$389	$876	$796	$38	$4,147